Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation

Note	3 | Basis of preparation

The financial statements for the year ended December 31, 2021 have been prepared in accordance with IFRS issued by the IASB and IFRIC interpretations, which have been adopted and incorporated by the CNV.

These financial statements were approved for issue by the Company’s Board of Directors on March 9, 2022.

Comparative information

The balances as of December 31, 2020, disclosed in these financial statements for comparative purposes, arise as a result of restating the financial statements as of that date to the purchasing power of the currency at December 31, 2021. This, as a consequence of the restatement of the financial information described hereunder. Furthermore, certain amounts of the financial statements presented on a comparative basis have been reclassified in order to maintain consistency of presentation with the amounts of the reporting year.

In particular, the figures presented in the statement of cash flows as of December 31, 2020 and 2019 have been revised. Based on their nature, certain amounts that were previously disclosed as financial assets at fair value through profit or loss were reclassified to cash equivalents. The impact of these changes is considered non-material and is as follows:

	12.31.20 Published	Adjustments	12.31.20
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds	3,898	(7,895)	(3,997)
Net cash flows used in investing activities	(10,892)	(7,895)	(18,787)

Cash and cash equivalents at the beginning of year	845	5,727	6,572
Financial results in cash and cash equivalents	(546)	1,932	1,386
Result from exposure to inflation	309	236	545
Increase in cash and cash equivalents	5,974	(7,895)	(1,921)
Cash and cash equivalents at the end of the year	6,582	-	6,582

	12.31.19 Published	Adjustments	12.31.19
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds	5,194	6,058	11,252
Net cash flows used in investing activities	(10,591)	6,058	(4,533)

Cash and cash equivalents at the beginning of year	88	(22)	66
Financial results in cash and cash equivalents	902	(614)	288
Result from exposure to inflation	(5)	308	303
Increase in cash and cash equivalents	(143)	6,058	5,915
Cash and cash equivalents at the end of the year	842	-	6,572

Restatement of financial information

The financial statements as of December 31, 2021, including the figures relating to the previous year, have been stated in terms of the measuring unit current at December 31, 2021, in accordance with IAS 29 “Financial reporting in hyperinflationary economies”. As a result thereof, the financial statements are stated in terms of the measuring unit current at the end of the reporting year.

The inflation rate applied for the fiscal year commenced January 1, 2021 and ended December 31, 2021, based on that indicated in the preceding paragraph, was 50.9%.

According to IAS 29, the restatement of financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. To define a state of hyperinflation, IAS 29 provides a set of guidelines, including but not limited to the following, which consist of (i) analyzing the behavior of population, prices, interest rates and wages faced with the development of price indexes and the loss of the currency’s purchasing power, and (ii) as a quantitative feature, which, in practice, is the mostly considered condition, verifying whether the cumulative inflation rate over three years approaches or exceeds 100%.

In accordance with IAS 29, the Argentine economy should be regarded as highly inflationary as from July 1, 2018. The standard states that the adjustment will be resumed from the date on which it was last made, February 2003. Moreover, on July 24, 2018, the FACPCE issued a communication confirming that which has been previously mentioned. Additionally, it should be taken into account that on December 4, 2018 the Official Gazette published Law No. 27,468 pursuant to which the provisions of Executive Order No. 664/2003 of the PEN, which did not allow for the filing of inflation-adjusted financial statements, are no longer in effect. This regulation states that the provisions of section 62 of Business Organizations Law No. 19,550 -preparation of financial statements to reflect the effects of inflation- will continue to apply, thus reinstating the adjustment for inflation. On December 28, 2018, the CNV, reaffirming the provisions of Law No. 27,468, published Resolution No. 777/18 stating that issuing companies shall apply the restatement method of financial statements to reflect the effects of inflation in conformity with IAS 29.

In order to not only assess the aforementioned quantitative condition but also restate the financial statements, the CNV has stated that the series of indexes to be used for the application of IAS 29 is that determined by the FACPCE. That series of indexes combines the CPI published by the INDEC from January 2017 (base month: December 2016) with the WPI published by the INDEC through that date, computing for the months of November and December 2015 -in respect of which there is no available information from the INDEC on the development of the WPI-, the variation recorded in the CPI of the City of Buenos Aires.

Taking into consideration the above-mentioned index, in the fiscal years ended December 31, 2021, 2020, 2019, 2018 and 2017, the inflation rate amounted to 50.9%, 36.13%, 53.77%, 47.66% and 24.79%, respectively.

The effects of the application of IAS 29 are summarized below:

Restatement of the Statement of Financial Position

(i)	Monetary items (those with a fixed nominal value in local currency) are not restated inasmuch as they are already expressed in terms of the measuring unit current at the closing date of the reporting year.

(ii)	Non-monetary items carried at historical cost or at the current value of a date prior to the end of the reporting year are restated using coefficients that reflect the variation recorded in the general level of prices from the date of acquisition or revaluation to the closing date of the reporting year. Depreciation charges of property, plant and equipment and amortization charges of intangible assets recognized in profit or loss for the year, as well as any other consumption of non-monetary assets will be determined on the basis of the new restated amounts.

(iii)	The restatement of non-monetary assets in terms of the measuring unit current at the end of the reporting year without an equivalent adjustment for tax purposes, gives rise to a taxable temporary difference and to the recognition of a deferred tax liability, whose contra-account is recognized.

Restatement of the Statement of Profit or Loss and Other Comprehensive Income

(i)	Income and expenses are restated from the date when they were recorded, except for those profit or loss items that reflect or include in their determination the consumption of assets carried at the purchasing power of the currency as of a date prior to the recording of the consumption, which are restated based on the date when the asset to which the item is related originated (for example, depreciation, impairment and other consumptions of assets valued at historical cost).

(ii)	The net gain from the maintenance of monetary assets and liabilities is presented in a line item separately from the profit or loss for the year, called RECPAM.

Restatement of the Statement of Changes in Equity

(i)	The components of equity, except for reserved earnings and unappropriated retained earnings, have been restated from the dates on which they were contributed, or on which they were otherwise set up.

(ii)	The restated unappropriated retained earnings were determined by the difference between net assets restated at the date of transition and the other components of opening equity expressed as indicated in the preceding headings.

(iii)	After the restatement at the date indicated in (i) above, all components of equity are restated by applying the general price index from the beginning of the year, and each variation of those components is restated from the date of contribution or the date on which it otherwise arose.

Restatement of the Statement of Cash Flows

IAS 29 requires all the items of this Statement to be restated in terms of the measuring unit current at the closing date of the reporting year.

The monetary gain or loss generated by cash and cash equivalents is presented in the statement of cash flows separately from cash flows from operating, investing and financing activities, as a specific item of the reconciliation between cash and cash equivalents at the beginning and end of the year.